Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash
Schedule of cash

	December 31,
	2022	2021
Cash at Banks	1,249,094	955,507
Total	1,249,094	955,507

Schedule of adjustments for non cash items

	Year Ended December 31,
	2022	2021	2020
Depreciations and impairments	12,913	34,433	2,823
Chage in Provisions	(3,346)	5,856	6,634
Share-based payments	35,791	21,960	6,012
Cange in Contingent consideration	15,941	4,470	—
Other items	(39)	(43)	(4)
Total	61,260	66,676	15,465

Schedule of reconciliation of liabilities from financing activities

	January 1,		Non-Cash	December 31,
	2022	Cash-Flow	Items	2022
Non- current interest-bearing liabilities	189,164	490,485	33,381	713,030
Lease liabilities	33,642	(9,615)	2,138	26,165
	222,806	480,870	35,519	739,195

	January 1,		Non-Cash	December 31,
	2021	Cash-Flow	Items	2021
Non-current interest-bearing liabilities	—	184,667	4,497	189,164
Lease liabilities	4,786	(5,575)	34,431	33,642
	4,786	179,092	38,928	222,806